Subsequent event (Details)			6 Months Ended
	Dec. 13, 2019 USD ($)	Jul. 29, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares
Subsequent event (Textual)
Aggregate the entire principal amount		$ 14,318,463
Investors, description			(a) to forbear from (i) taking any action to enforce their Redemption Notice with respect to certain existing defaults, and (ii) issuing any new demand for redemption of the Series A Note on the basis of certain additional defaults that the aggregate daily dollar trading volume of the Company's ordinary shares does not exceed $1,500,000, and that the volume weighted average price of the Company's ordinary shares on any two trading days during the thirty trading day period immediately preceding such date of determination fails to exceed $2.14.
Subsequent Event, Description			(a) the Company shall (I) pay to each Investor $500,000 on or prior to December 16, 2019, and (II) commencing on January 24th 2020, redeem the Series A Notes for an aggregate redemption price of $10,939,410.21.
Trading volume of ordinary Shares			0.20
Traing price of the ordinary shares			$ 1,500,000
Common Stock [Member]
Subsequent event (Textual)
Subsequent Event, Description			(i) 500,000 shares of Ordinary Share and (ii) 20% of the daily average composite trading volume of the Ordinary Shares.
Forecast [Member]
Subsequent event (Textual)
Aggregate redemption price of installments	$ 10,939,410
Series A warrant [Member]
Subsequent event (Textual)
Purchase of warrat		$ 1,208,384
Ordinary share price | $ / shares			$ 2.50
Series A warrant [Member] | Maximum [Member]
Subsequent event (Textual)
Ordinary share price | $ / shares			8.38
Series A warrant [Member] | Minimum [Member]
Subsequent event (Textual)
Ordinary share price | $ / shares			$ 2.50